Segment Information (Tables)	6 Months Ended
Jun. 30, 2025
Segment Information [Abstract]
Schedule of Revenue and Operating Results by Segments	The revenue and operating results by segments were as follows:
	For the six months ended June 30, 2025
	Auto eInsurance service	Technology service	Auto service	Others	Consolidated
Revenues from external customers	$97,833	$24,345	$100,131	$-	$222,309
Operating cost and expenses
Integrated service cost	-	(12,582)	(88,882)	-	(101,464)
Promotional service and selling expenses	(95,556)	(6,559)	(2,969)	-	(105,084)
General and administrative expenses	(2,376)	(511)	(10,325)	(1,976)	(15,188)
Research and development expenses	(328)	(465)	(973)	-	(1,766)
Total operating costs and expenses	(98,260)	(20,117)	(103,149)	(1,976)	(223,502)
Total other income/(expenses), net (1)	57	(110)	(939)	(3,059)	(4,051)
Segment (loss)/income before tax	$(370)	$4,118	$(3,957)	$(5,035)	$(5,244)

	For the six months ended June 30, 2024
	Auto einsurance service	Technology service	Auto service	Others	Consolidated
Revenues from external customers	$73,747	$21,888	$107,451	$-	$203,086
Operating cost and expenses
Integrated service cost	-	(13,586)	(94,035)	-	(107,621)
Promotional service and selling expenses	(71,124)	(7,780)	(2,430)	-	(81,334)
General and administrative expenses	(2,274)	(1,146)	(4,933)	(32,184)	(40,537)
Research and development expenses	(30)	(144)	(1,011)	(31,020)	(32,205)
Total operating costs and expenses	(73,428)	(22,656)	(102,409)	(63,204)	(261,697)
Total other expenses, net (1)	(218)	(143)	(598)	(303)	$(1,262)
Segment income/(loss) before tax	$101	$(911)	$4,444	$(63,507)	$(59,873)

(1)	Included net of financial expenses, investment income and others.

Schedule of Total Assets by Segments

The total assets by segments as of December 31, 2024 and as of June 30, 2025 were as follows:

	As of December 31,	As of June 30,
	2024	2025
Segment assets
Auto eInsurance service	$56,769	$73,398
Technology service	39,391	28,919
Auto service	148,630	170,973
Others	1,938	4,239
Total segment assets	$246,728	$277,529